CONSOLIDATED BALANCE SHEETS (Parenthetical)				12 Months Ended
	May 01, 2024 shares	Mar. 29, 2024 $ / shares shares	Dec. 10, 2019	Jun. 30, 2023 CNY (¥) shares	Mar. 28, 2024 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 15, 2023 $ / shares	Jun. 30, 2022 CNY (¥) shares	Jun. 30, 2022 $ / shares	Jun. 14, 2021 $ / shares	Apr. 05, 2021 $ / shares shares	Apr. 05, 2021 ¥ / shares shares	Dec. 26, 2019 shares
Rights of use lease assets, net				¥ 2,654,900		$ 366,127		¥ 6,666,759
Operating lease liabilities - current				3,066,146		422,841		3,892,774
Operating lease liabilities - non-current				¥ 25,144		$ 3,468		¥ 2,184,635
Ordinary shares, shares outstanding	7,927,132
Reverse stock split	0.056	0.056		0.2
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | (per share)		$ 0.0001			$ 0.0925	$ 0.0001	$ 0.0925		$ 0.0001	$ 0.0925	$ 0.0925	¥ 0.62
Ordinary shares, shares authorized		500,000,000		500,000,000	150,000,000	500,000,000		500,000,000			150,000,000	150,000,000
Ordinary shares, shares issued				2,306,295		2,306,295		1,704,766
Ordinary shares, shares outstanding	141,703,218			2,306,295		2,306,295		1,704,766					4,611,720
Reverse stock split	0.056	0.056	0.2
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | (per share)		$ 0.0001			$ 0.0925	$ 0.0001			$ 0.0001		$ 0.0925	¥ 0.62
Ordinary shares, shares authorized		80,000,000		80,000,000	20,000,000	80,000,000		80,000,000			20,000,000	20,000,000
Ordinary shares, shares issued				7,100,000		7,100,000		4,100,000
Ordinary shares, shares outstanding				7,100,000		7,100,000		4,100,000
Reverse stock split				0.056
Related party
Rights of use lease assets, net				¥ 335,976		$ 46,333		¥ 765,241
Operating lease liabilities - current				335,976		46,333		429,265
Operating lease liabilities - non-current				¥ 0		$ 0		¥ 335,976